BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current assets	$ 6,113	$ 6,013	$ 5,824
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	541	403	385
United States of America
Disclosure of operating segments [line items]
Non-current assets	4,125	4,093	4,034
Other Location
Disclosure of operating segments [line items]
Non-current assets	$ 1,447	$ 1,517	$ 1,405